Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 363,027	$ 6,213,795	$ 260,109	$ 6,836,931
Colorado [Member]
Total	$ 363,027	$ 6,213,795	$ 260,109	$ 6,836,931